Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

14. Earnings per Share

Basic earnings per share of Class A common stock is computed by dividing net income available to Funko, Inc. by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income available to Funko, Inc. by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

	Three Months Ended March 31,
	2019	2018
Numerator:
Net income	$7,145	$1,719
Less: net income attributable to non-controlling interests	4,950	1,122
Net income attributable to Funko, Inc. — basic	$2,195	$597
Add: Reallocation of net income attributable to non- controlling interests from the assumed exchange of common units of FAH, LLC for Class A common stock	—	—
Net income attributable to Funko, Inc. — diluted	$2,195	$597
Denominator:
Weighted-average shares of Class A common stock outstanding — basic	26,639,572	23,337,705
Add: Effect of dilutive equity-based compensation awards and common units of FAH, LLC that are convertible into Class A common stock	1,818,249	1,170,977
Weighted-average shares of Class A common stock outstanding — diluted	28,457,821	24,508,682
Earnings per share of Class A common stock — basic	$0.08	$0.03
Earnings per share of Class A common stock — diluted	$0.08	$0.02

For the three months ended March 31, 2019 and 2018, an aggregate of 23.7 million and 26.7 million of potentially dilutive securities were excluded from the weighted-average in the computation of diluted earnings per share of Class A common stock because the effect would have been anti-dilutive. For the three months ended March 31, 2019 and 2018, anti-dilutive securities included 23.2 million and 25.5 million of common units of FAH, LLC that are convertible into Class A common stock, but were excluded from the computations of diluted earnings per share because the effect would have been anti-dilutive under the if-converted method.

Shares of the Company’s Class B common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.

18. Earnings per Share

Basic and Diluted Earnings per Share

Basic earnings per share of Class A common stock is computed by dividing net income available to Funko, Inc. by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income available to Funko, Inc. by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities.

As described in Note 16, Stockholders’ Equity, on November 1, 2017, the LLC Agreement was amended and restated to, among other things, (i) provide for a new single class of common membership interests, the common units of FAH, LLC, and (ii) exchange all of the then-existing membership interests of the Original Equity Owners for common units of FAH, LLC. This Recapitalization changed the relative membership rights of the Original Equity Owners such that retroactive application of the Recapitalization to periods prior to the IPO for the purposes of calculating earnings per share would not be appropriate.

Prior to the IPO, the FAH, LLC membership structure included Class A Units, Profits Units and HR Units. The Company analyzed the calculation of earnings per unit for periods prior to the IPO using the two-class method and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the IPO on November 6, 2017. The basic and diluted earnings per share period for the year ended December 31, 2017 represents only the period of November 6, 2017 to December 31, 2017.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

		Period from
		November 6,
	Year Ended	2017 through
	December 31,	December 31,
	2018	2017
Numerator:
Net income	$25,062	$3,085
Less: net income attributable to non-controlling interests	17,599	2,047
Net income attributable to Funko, Inc. — basic	$7,463	$1,038
Add: Reallocation of net income attributable to non- controlling interests from the assumed exchange of common units of FAH, LLC for Class A common stock	—	1,219
Net income attributable to Funko, Inc. — diluted	$7,463	$2,257
Denominator:
Weighted-average shares of Class A common stock outstanding — basic	23,821,025	23,337,705
Add: Dilutive common units of FAH, LLC that are convertible into Class A common stock	1,739,033	27,297,348
Weighted-average shares of Class A common stock outstanding — diluted	25,560,058	50,635,053
Earnings per share of Class A common stock — basic	$0.31	$0.04
Earnings per share of Class A common stock — diluted	$0.29	$0.04

For the year ended December 31, 2018 and the period of November 6, 2017 to December 31, 2017 an aggregate of 25.7 million and 1.8 million of potentially dilutive securities, respectively, were excluded from the weighted-average in the computation of diluted earnings per share of Class A common stock because the effect would have been anti-dilutive. For the year ended December 31, 2018, anti-dilutive securities included 25.1 million of common units of FAH, LLC that are convertible into Class A common stock, but were excluded from the computations of diluted earnings per share because the effect would have been anti-dilutive under the if-converted method.

Shares of the Company’s Class B common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.